Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Schedule of Provision for Income Tax Expense
The provision for income tax expense consists of the following for the years ended December 31:

(Dollars in thousands)	2015	2014	2013
Current expense	$67,025	$69,612	$62,468
Deferred expense (benefit)	4,551	(25,027)	(35,930)
Tax credits	(11,268)	(12,012)	(11,690)
ASU 2014-01 Amortization on Low Income Housing Tax Credits	2,023	1,005	251
Tax benefits attributable to items charged to equity and goodwill	1,763	2,105	1,034
	$64,094	$35,683	$16,133

Reconciliation of Effective Tax Rate
The provision for federal income taxes differs from the amount computed by applying the federal income tax statutory rate of 35 percent on income before income tax expense as indicated in the following analysis for the years ended December 31:

(Dollars in thousands)	2015	2014	2013
Federal tax based on statutory rate	$72,428	$49,373	$28,441
Increase (decrease) resulting from:
Effect of tax-exempt income	(6,919)	(7,064)	(7,282)
Interest and other nondeductible expenses	5,899	2,642	2,007
State taxes, net of federal benefit	3,955	2,531	3,237
Tax credits	(11,268)	(12,012)	(11,690)
ASU 2014-01 Amortization on Low Income Housing Tax Credits	2,023	1,005	251
Other	(2,024)	(792)	1,169
	$64,094	$35,683	$16,133
Effective tax rate	31.0%	25.3%	19.9%

Deferred Tax Assets and Liabilities
The net deferred tax asset at December 31 is as follows:

(Dollars in thousands)	2015	2014
Deferred tax asset:
NOL carryforward	$17,258	$978
Allowance for credit losses	56,446	59,267
Deferred compensation	7,528	6,631
Basis difference in acquired assets	48,256	53,202
Unrealized loss on securities available for sale	854	—
OREO	6,210	9,845
Other	10,438	13,530
	146,990	143,453
Deferred tax liability:
Basis difference in acquired assets	(31,975)	(53,940)
Gain on acquisition	(212)	(2,426)
FHLB stock	(122)	(85)
Premises and equipment	(1,658)	(9,652)
Acquisition intangibles	(7,648)	(12,151)
Deferred loan costs	(4,610)	(3,771)
Unrealized gain on securities available for sale	—	(4,052)
Investments acquired	(167)	(570)
Swap gain	—	(75)
Other	(16,694)	(12,908)
	(63,086)	(99,630)
Net deferred tax asset	$83,904	$43,823